Operating expenses (Schedule of detailed information about components of general and administrative expenses) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 146,636	$ 148,616	$ 185,366
General and administrative [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	42,113	70,584	59,938
Rent and occupancy [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	18,514	17,663	50,907
Office insurance [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	1,986	1,930	1,696
Investor relations, listing and filing fees [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	77,535	52,756	64,769
Telephone [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 6,488	$ 5,683	$ 8,056